Stock-Based Compensation - Performance Stock Units - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2021 Day shares	Jun. 30, 2019 $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jul. 07, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted			2,712,803	5,508,797
2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted			3,105,208	5,642,247
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense related to performance stock units | $			$ 1.1	$ 1.5
Unrecognized stock-based compensation expense, expected recognition weighted-average period			22 months	30 months
Performance Stock Units [Member] | 2021 Grant | Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Consecutive trading day | Day	30
Performance Stock Units [Member] | 2021 Grant | Mr Carr [Member] | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted			530,000
Performance Stock Units [Member] | 2021 Grant | Mr Carr [Member] | Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted	600,000				600,000
Performance Stock Units [Member] | 2019 Grant | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Increase in common stock starting price | $ / shares		$ 12.48
Performance Stock Units [Member] | 2019 Grant | Tranche One [Member] | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Performance Stock Units [Member] | 2019 Grant | Tranche Two [Member] | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		100.00%
Performance Stock Units [Member] | 2019 Grant | Tranche Three [Member] | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		120.00%
Performance Stock Units [Member] | 2019 Grant | Three Executive Officers [Member] | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted		311,667
Performance Stock Units [Member] | 2019 Grant | Mr. Blome [Member] | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Benefit from forfeiture of stock				166,667